Expense Example - Class A B C Shares - Alger Mid Cap Growth Fund - ABC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class B 1 Year	Class B 3 Years	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	650	915	1,200	2,010	706	937	1,293	2,171	313	658	1,129	2,431